Non-Current Liabilities - Governmental Liabilities on Grants Received (Tables)	12 Months Ended
Dec. 31, 2022
Non-Current Liabilities - Governmental Liabilities on Grants Received [Abstract]
Schedule of non-current liabilities - governmental liabilities on grants received
	Consolidated		Consolidated
	2022	2021	2022
	AUD$	AUD$	$

Governmental liabilities on grants received	6,084	5,175	4,133